UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 80.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	35,861	$42,807,888

Total Albania			$42,807,888

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,354	$1,324,860

Total Angola			$1,324,860

Argentina — 2.8%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	28,741	$29,962,493
Republic of Argentina, 0.75%, 2/22/17	USD	6,889	6,698,519
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	6,926,791
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,297,502
Republic of Argentina, 1.75%, 10/28/16	USD	6,589	6,526,602
Republic of Argentina, 2.40%, 3/18/18	USD	4,781	4,495,661

Total Argentina			$60,907,568

Armenia — 1.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$29,489,278

Total Armenia			$29,489,278

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$864,514
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,356,418
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,254,565
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,160,611
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	488,858

Total Bangladesh			$6,124,966

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$16,799,365
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,537,565
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,125,340

Total Barbados			$21,462,270

Belarus — 2.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	43,519	$45,764,580

Total Belarus			$45,764,580

Croatia — 0.6%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	11,056	$12,097,950

Total Croatia			$12,097,950

Security	Principal Amount (000’s omitted)		Value
Cyprus — 4.4%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	24,166	$27,177,814
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	25,689	29,490,019
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	32,779	37,999,209

Total Cyprus			$94,667,042

Dominican Republic — 4.1%
Dominican Republic, 8.625%, 4/20/27(1)	USD	4,402	$5,359,435
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	4,620,431
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,265,400	28,037,941
Dominican Republic, 13.50%, 8/4/17(1)	DOP	24,000	542,101
Dominican Republic, 14.00%, 6/8/18(1)	DOP	707,100	16,552,565
Dominican Republic, 15.00%, 4/5/19(1)	DOP	424,900	10,439,397
Dominican Republic, 15.00%, 4/5/19(2)	DOP	75,000	1,842,680
Dominican Republic, 15.95%, 6/4/21(1)	DOP	173,900	4,627,127
Dominican Republic, 16.00%, 2/10/17(1)	DOP	338,800	7,609,763
Dominican Republic, 16.00%, 7/10/20(1)	DOP	226,200	5,884,986
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,728,183

Total Dominican Republic			$88,244,609

Ecuador — 3.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$34,391,332
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	19,553	17,059,993
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,399,327
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	10,830	10,891,785

Total Ecuador			$68,742,437

El Salvador — 1.2%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,138	$2,138,000
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	13,654	13,927,080
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	4,978	5,202,010
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	1,770	1,964,700
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	2,818	3,127,980

Total El Salvador			$26,359,770

Georgia — 0.4%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	$1,066,567
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	478,040
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	284,468
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,352	1,095,316
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,978,390
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	989,232

Total Georgia			$7,892,013

Honduras — 1.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,224	$4,783,680
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	17,410	20,304,413

Total Honduras			$25,088,093

Security	Principal Amount (000’s omitted)		Value
Iceland — 4.4%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$623,635
Republic of Iceland, 6.25%, 2/5/20	ISK	3,239,714	24,648,035
Republic of Iceland, 6.50%, 1/24/31	ISK	1,340,171	10,827,839
Republic of Iceland, 7.25%, 10/26/22	ISK	2,870,866	20,689,541
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	24,714,415
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,362,835

Total Iceland			$93,866,300

Indonesia — 2.9%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	117,512,000	$9,887,148
Indonesia Government Bond, 8.75%, 5/15/31	IDR	599,102,000	52,212,641

Total Indonesia			$62,099,789

Iraq — 2.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	68,917	$51,946,189

Total Iraq			$51,946,189

Kenya — 1.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,558,328
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	810,869
Republic of Kenya, 5.875%, 6/24/19(1)	USD	5,986	6,029,099
Republic of Kenya, 6.875%, 6/24/24(1)	USD	18,943	18,050,785
Republic of Kenya, 6.875%, 6/24/24(2)	USD	2,888	2,751,975

Total Kenya			$31,201,056

Lebanon — 0.4%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	$1,617,249
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	3,046,180	2,032,134
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	966,230	644,837
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	6,520,340	4,326,848

Total Lebanon			$8,621,068

Macedonia — 4.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	22,932	$24,871,924
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	37,154,958
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	21,098	23,852,934
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	16,998,240

Total Macedonia			$102,878,056

Mongolia — 3.3%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	38,207	$37,442,860
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,362,200
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	12,182	11,060,440
Mongolia International Bond, 10.875%, 4/6/21(1)	USD	8,911	9,948,303
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	10,020	11,109,675

Total Mongolia			$70,923,478

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	15,952	$12,157,945
New Zealand Government Bond, 2.50%, 9/20/35(1)(3)	NZD	24,611	20,469,853
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	23,603	20,308,598

Total New Zealand			$52,936,396

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	20,850	$21,011,588

Total Nigeria			$21,011,588

Russia — 6.1%
Russia Government Bond, 8.50%, 9/17/31	RUB	8,587,543	$130,993,150

Total Russia			$130,993,150

Rwanda — 0.9%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,241,870

Total Rwanda			$18,241,870

Serbia — 7.8%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	21,996	$25,493,364
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	6,764,300	61,148,824
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,056,964
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,101,743
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,926,486
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	55,117,084

Total Serbia			$166,844,465

Sri Lanka — 8.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	3,183	$3,295,984
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	6,899	6,997,545
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,612	1,703,283
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	22,433	23,706,701
Republic of Sri Lanka, 6.85%, 11/3/25(2)	USD	1,630	1,722,548
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	32,068,256
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	746,253
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,358,436
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,682,358
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,299,740	14,654,013
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,530,795
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	11,192,595
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,666,649
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	162,930	1,096,248
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,269,000	8,497,060
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,050,000	6,945,721
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	663,720	4,405,708
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,617,870	10,167,913
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	343,000	2,098,087
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,906,973
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,560,260	9,907,405

Total Sri Lanka			$183,350,531

Security	Principal Amount (000’s omitted)		Value
Tanzania — 3.4%
United Republic of Tanzania, 6.892%, 3/9/20(1)(4)	USD	69,333	$71,586,727

Total Tanzania			$71,586,727

Thailand — 1.2%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	926,491	$25,155,021

Total Thailand			$25,155,021

Turkey — 2.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	22,986	$7,013,252
Turkey Government Bond, 9.00%, 7/24/24	TRY	67,105	21,856,043
Turkey Government Bond, 10.60%, 2/11/26	TRY	48,319	17,273,826

Total Turkey			$46,143,121

Zambia — 2.0%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	20,088	$16,023,595
Republic of Zambia, 8.50%, 4/14/24(1)	USD	4,068	3,600,180
Republic of Zambia, 8.50%, 4/14/24(2)	USD	24,608	21,778,080
Republic of Zambia, 8.97%, 7/30/27(2)	USD	2,320	2,047,400

Total Zambia			$43,449,255

Total Foreign Government Bonds (identified cost $1,681,179,376)			$1,712,221,384

Foreign Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	10,300	$10,320,600

Total Azerbaijan			$10,320,600

Georgia — 1.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,308,543
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	7,260,614
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	6,005	6,260,212

Total Georgia			$31,829,369

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	13,358	$13,458,185

Total Mongolia			$13,458,185

Total Foreign Corporate Bonds (identified cost $54,799,094)			$55,608,154

Sovereign Loans — 1.5%

Borrower	Principal Amount (000’s omitted)	Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(5)(7)(8)	$9,700	$9,340,723

Total Ethiopia		$9,340,723

Kenya — 0.7%
Government of Kenya,Term Loan, 6.14%, Maturing October 28, 2017(8)	$14,420	$14,383,950

Total Kenya		$14,383,950

Suriname — 0.4%
Republic of Suriname,Term Loan, 8.57%, Maturing September 30, 2017(5)(7)	$7,825	$7,878,154

Total Suriname		$7,878,154

Total Sovereign Loans (identified cost $31,182,110)		$31,602,827

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.619%, 3/15/34(9)(10)	$2,872	$689,002
Series 3572, (Interest Only), Class JS, 6.319%, 9/15/39(9)(10)	4,935	803,806
Series 3586, (Interest Only), Class GS, 5.769%, 10/15/39(9)(10)	5,908	1,169,931

		$2,662,739

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.012%, 10/25/35(9)(10)	$8,859	$1,821,039
Series 2006-56, (Interest Only), Class CS, 6.722%, 7/25/36(9)(10)	4,053	929,290
Series 2006-72, (Interest Only), Class GI, 6.092%, 8/25/36(9)(10)	12,919	2,642,642
Series 2006-96, (Interest Only), Class SM, 6.762%, 10/25/36(9)(10)	8,726	1,815,905
Series 2007-36, (Interest Only), Class SG, 6.112%, 4/25/37(9)(10)	5,990	1,206,258
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(10)	1,645	80,562
Series 2010-109, (Interest Only), Class PS, 6.112%, 10/25/40(9)(10)	6,950	1,300,033
Series 2010-147, (Interest Only), Class KS, 5.462%, 1/25/41(9)(10)	6,156	1,090,958

		$10,886,687

Total Collateralized Mortgage Obligations (identified cost $8,575,128)		$13,549,426

Common Stocks — 2.3%

Security	Shares	Value
Iceland — 1.6%
Eimskipafelag Islands HF	2,347,670	$5,148,616
Hagar HF	12,185,255	4,727,947
HB Grandi HF	14,033,996	3,580,856
Icelandair Group HF	24,048,480	5,568,140

Security	Shares	Value
Marel HF	3,355,689	$7,132,838
Reginn HF(11)	9,918,738	1,857,332
Reitir Fasteignafelag HF	6,968,555	4,772,862
Siminn HF(11)	73,393,840	1,912,926

Total Iceland		$34,701,517

Singapore — 0.7%
Yoma Strategic Holdings, Ltd.(11)	32,962,666	$14,278,880

Total Singapore		$14,278,880

Total Common Stocks (identified cost $49,374,513)		$48,980,397

Currency Options Purchased — 0.6%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	139,290	SEK	9.00	9/7/16	$24,138
Put CNH/Call USD	BNP Paribas	USD	60,170	CNH	6.63	9/13/16	424,138
Put CNH/Call USD	BNP Paribas	USD	54,145	CNH	6.63	10/18/16	602,146
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	60,170	CNH	6.63	9/13/16	428,832
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	52,340	CNH	6.63	10/18/16	582,073
Put CNH/Call USD	Standard Chartered Bank	USD	27,427	CNH	6.47	6/15/17	1,336,655
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	1,252,604
Put EUR/Call USD	Deutsche Bank AG	USD	51,273	USD	1.10	11/1/16	460,227
Put EUR/Call USD	Deutsche Bank AG	USD	50,423	USD	1.18	11/1/16	2,553,269
Put EUR/Call USD	Deutsche Bank AG	USD	45,370	USD	1.28	11/1/16	5,428,067
Put INR/Call USD	Deutsche Bank AG	USD	51,120	INR	68.24	9/15/16	159,597
Put INR/Call USD	Standard Chartered Bank	USD	48,565	INR	68.16	9/16/16	169,832
Put RUB/Call USD	Bank of America, N.A.	USD	14,816	RUB	110.00	11/3/16	19,483
Put RUB/Call USD	Deutsche Bank AG	USD	17,767	RUB	110.00	11/16/16	27,095
Put RUB/Call USD	Goldman Sachs International	USD	15,477	RUB	110.00	11/4/16	20,569
Put RUB/Call USD	Goldman Sachs International	USD	13,348	RUB	110.00	11/4/16	17,739

Total Currency Options Purchased (identified cost $16,629,864)							$13,506,464

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		492	JPY	21,000.00	3/12/21	$5,067,693
WTI Crude Oil Futures 12/2016	Not Applicable		715	USD	75.00	11/16/16	35,750

Total Call Options Purchased (identified cost $5,625,950)							$5,103,443

Short-Term Investments — 8.0%

Foreign Government Securities — 1.4%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,302,445
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,456,242

Total Georgia			$3,758,687

Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,835,912	$10,115,959
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	392,954	2,163,056
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	915,448	5,031,421

Total Iceland			$17,310,436

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	4,996,040	$3,306,218
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	3,069,703
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,394,994

Total Lebanon			$9,770,915

Total Foreign Government Securities (identified cost $31,572,673)			$30,840,038

U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/18/16(6)		$20,500	$20,498,299
U.S. Treasury Bill, 0.00%, 9/22/16(6)		35,000	34,988,695

Total U.S. Treasury Obligations (identified cost $55,475,241)			$55,486,994

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of EUR 4,827,183, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,096,285.	EUR	4,830	$5,399,942

Total Repurchase Agreements (identified cost $5,340,770)			$5,399,942

Other — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(12)	$79,849	$79,848,717

Total Other (identified cost $79,848,717)		$79,848,717

Total Short-Term Investments (identified cost $172,237,401)		$171,575,691

Total Investments — 96.1% (identified cost $2,019,603,436)		$2,052,147,786

Currency Options Written — (0.4)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Citibank, N.A.	USD	51,273	USD	1.10	11/1/16	$(460,227)
Put EUR/Call USD	Deutsche Bank AG	USD	50,423	USD	1.18	11/1/16	(2,553,269)
Put EUR/Call USD	Deutsche Bank AG	USD	45,370	USD	1.28	11/1/16	(5,428,067)

Total Currency Options Written (premiums received $10,244,366)							$(8,441,563)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,095,157)

Total Spain			$(5,095,157)

Total Foreign Government Bonds (proceeds $5,102,709)			$(5,095,157)

Total Securities Sold Short (proceeds $5,102,709)			$(5,095,157)

Other Assets, Less Liabilities — 4.5%			$96,326,652

Net Assets — 100.0%			$2,134,937,718

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $957,348,693 or 44.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $124,889,981 or 5.8% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(10)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(11)	Non-income producing.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $470,004.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/2/16	Gold 8,388 Troy Ounces	United States Dollar 10,208,787	Citibank, N.A.	$(1,159,322)
12/2/16	United States Dollar 3,295,416	Gold 2,550 Troy Ounces	Citibank, N.A.	160,678
12/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,805,545	Merrill Lynch International	(414,183)

				$(1,412,827)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	152,600,000	USD	42,294,666	BNP Paribas	8/2/16	$4,769,238	$—
BRL	70,800,000	USD	21,858,598	BNP Paribas	8/2/16	—	(22,921)
BRL	81,800,000	USD	25,254,708	BNP Paribas	8/2/16	—	(26,482)
USD	47,113,307	BRL	152,600,000	BNP Paribas	8/2/16	49,403	—
USD	21,597,218	BRL	70,800,000	BNP Paribas	8/2/16	—	(238,459)
USD	24,963,760	BRL	81,800,000	BNP Paribas	8/2/16	—	(264,466)
PEN	39,666,125	USD	11,805,394	BNP Paribas	8/3/16	33,978	—
USD	11,072,191	PEN	39,666,125	BNP Paribas	8/3/16	—	(767,181)
USD	24,661,699	ZAR	362,021,411	Standard Chartered Bank	8/4/16	—	(1,407,594)
EUR	38,627,034	SEK	364,701,000	Goldman Sachs International	8/8/16	562,279	—
RSD	144,687,882	EUR	1,169,668	Deutsche Bank AG	8/8/16	2,989	—
SEK	108,318,000	EUR	11,505,871	Goldman Sachs International	8/8/16	—	(204,407)
SEK	205,111,000	EUR	21,964,914	Goldman Sachs International	8/8/16	—	(585,433)
SEK	159,590,000	EUR	17,288,419	Goldman Sachs International	8/8/16	—	(677,204)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	2,345,099,000	USD	34,749,209	BNP Paribas	8/9/16	$256,567	$—
INR	1,509,542,000	USD	22,368,092	BNP Paribas	8/9/16	165,152	—
INR	590,004,000	USD	8,734,330	Deutsche Bank AG	8/9/16	72,781	—
INR	112,736,000	USD	1,657,395	JPMorgan Chase Bank, N.A.	8/9/16	25,439	—
INR	805,901,000	USD	11,942,724	Standard Chartered Bank	8/9/16	87,126	—
INR	518,760,000	USD	7,687,554	Standard Chartered Bank	8/9/16	56,083	—
USD	20,416,375	EUR	17,819,845	JPMorgan Chase Bank, N.A.	8/10/16	487,848	—
USD	1,364,647	EUR	1,193,732	JPMorgan Chase Bank, N.A.	8/10/16	29,657	—
USD	1,616,587	EUR	1,427,639	JPMorgan Chase Bank, N.A.	8/10/16	20,011	—
USD	391,837	EUR	341,912	JPMorgan Chase Bank, N.A.	8/10/16	9,465	—
USD	255,361	EUR	227,510	JPMorgan Chase Bank, N.A.	8/10/16	929	—
USD	797,099	EUR	712,084	JPMorgan Chase Bank, N.A.	8/10/16	752	—
USD	1,412,480	EUR	1,272,235	JPMorgan Chase Bank, N.A.	8/10/16	—	(10,303)
USD	20,018,588	NZD	28,107,507	Standard Chartered Bank	8/10/16	—	(272,431)
USD	15,144,900	NZD	22,255,548	Standard Chartered Bank	8/10/16	—	(921,546)
CNH	230,620,000	USD	34,908,045	Deutsche Bank AG	8/11/16	—	(117,588)
IDR	173,300,000,000	USD	12,870,405	Barclays Bank PLC	8/11/16	345,472	—
IDR	188,108,193,000	USD	13,848,388	Goldman Sachs International	8/11/16	496,763	—
USD	35,102,844	CNH	230,620,000	Deutsche Bank AG	8/11/16	312,387	—
USD	26,210,120	IDR	361,408,193,000	Deutsche Bank AG	8/11/16	—	(1,350,908)
RUB	91,784,748	USD	1,440,710	Deutsche Bank AG	8/12/16	—	(53,388)
USD	5,066,206	RUB	337,915,948	Citibank, N.A.	8/12/16	—	(41,375)
USD	5,259,747	RUB	354,328,092	Deutsche Bank AG	8/12/16	—	(95,904)
USD	7,603,687	RUB	518,970,661	Deutsche Bank AG	8/12/16	—	(240,527)
USD	22,666,059	RUB	1,540,385,356	Deutsche Bank AG	8/12/16	—	(616,784)
IDR	156,844,105,000	USD	11,621,525	BNP Paribas	8/16/16	332,071	—
IDR	150,900,873,000	USD	11,178,670	Standard Chartered Bank	8/16/16	321,973	—
LKR	169,516,810	USD	1,153,568	Citibank, N.A.	8/16/16	5,259	—
LKR	323,397,525	USD	2,208,999	Citibank, N.A.	8/16/16	1,765	—
LKR	169,516,810	USD	1,157,744	Citibank, N.A.	8/16/16	1,083	—
NZD	7,208,929	USD	5,022,028	Goldman Sachs International	8/16/16	180,745	—
NZD	10,601,593	USD	7,521,300	Goldman Sachs International	8/16/16	130,000	—
NZD	7,105,895	USD	5,028,842	Goldman Sachs International	8/16/16	99,570	—
USD	8,655,828	IDR	118,584,850,000	Goldman Sachs International	8/16/16	—	(381,907)
USD	5,114,150	IDR	70,575,273,000	Standard Chartered Bank	8/16/16	—	(264,620)
USD	8,658,989	IDR	118,584,855,000	Standard Chartered Bank	8/16/16	—	(378,746)
USD	1,173,543	LKR	171,982,668	Citibank, N.A.	8/16/16	—	(2,141)
USD	3,346,629	LKR	490,448,477	Citibank, N.A.	8/16/16	—	(6,106)
USD	23,835,930	NZD	35,056,705	Goldman Sachs International	8/16/16	—	(1,464,926)
USD	1,351	RSD	149,415	Citibank, N.A.	8/16/16	—	(2)
USD	6,363,026	RSD	703,941,572	Citibank, N.A.	8/16/16	—	(11,526)
USD	37,225,414	EUR	33,129,896	Deutsche Bank AG	8/17/16	165,199	—
USD	1,372,857	EUR	1,207,517	Deutsche Bank AG	8/17/16	22,088	—
USD	1,037,432	EUR	910,039	Deutsche Bank AG	8/17/16	19,432	—
USD	1,013,607	EUR	911,154	Deutsche Bank AG	8/17/16	—	(5,641)
USD	3,909,360	EUR	3,556,000	Deutsche Bank AG	8/17/16	—	(68,501)
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	—	(123,604)
USD	1,139,426	LKR	167,210,823	Citibank, N.A.	8/18/16	—	(3,139)
USD	1,386,603	LKR	203,483,940	Citibank, N.A.	8/18/16	—	(3,820)
USD	1,668,251	LKR	244,815,868	Citibank, N.A.	8/18/16	—	(4,595)
NZD	5,303,197	USD	3,722,314	Standard Chartered Bank	8/19/16	104,551	—
NZD	16,411,750	USD	11,806,613	Standard Chartered Bank	8/19/16	36,349	—
USD	27,796,221	NZD	41,043,383	Standard Chartered Bank	8/19/16	—	(1,821,291)
EUR	5,692,433	RSD	703,414,000	Deutsche Bank AG	8/22/16	1,911	—
RSD	271,690,000	EUR	2,196,540	Deutsche Bank AG	8/22/16	1,648	—
RSD	126,565,118	EUR	1,023,741	Deutsche Bank AG	8/22/16	212	—
RSD	173,856,000	EUR	1,406,830	Deutsche Bank AG	8/22/16	—	(345)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	612,064	LKR	89,942,792	Citibank, N.A.	8/22/16	$—	$(1,987)
USD	1,162,844	LKR	170,647,360	Citibank, N.A.	8/22/16	—	(2,188)
USD	746,566	LKR	109,707,840	Citibank, N.A.	8/22/16	—	(2,424)
USD	1,670,259	LKR	245,110,508	Citibank, N.A.	8/22/16	—	(3,143)
USD	1,386,452	LKR	203,739,140	Citibank, N.A.	8/22/16	—	(4,502)
USD	13,199,524	PEN	44,324,000	BNP Paribas	8/22/16	—	(540)
USD	44,209,913	ZAR	715,254,500	JPMorgan Chase Bank, N.A.	8/22/16	—	(7,112,124)
RUB	1,633,351,142	USD	24,554,287	Citibank, N.A.	8/23/16	64,277	—
RUB	1,642,471,028	USD	24,707,358	JPMorgan Chase Bank, N.A.	8/23/16	48,664	—
USD	1,828,841	LKR	271,125,745	Citibank, N.A.	8/23/16	—	(21,767)
USD	3,491,061	RUB	239,713,711	Deutsche Bank AG	8/23/16	—	(122,006)
USD	14,934,756	RUB	1,024,150,908	Goldman Sachs International	8/23/16	—	(501,682)
CAD	382,000	USD	294,640	Standard Chartered Bank	8/24/16	—	(2,021)
CAD	110,928,000	USD	85,585,989	Standard Chartered Bank	8/24/16	—	(613,072)
MXN	793,170,000	USD	42,769,327	BNP Paribas	8/24/16	—	(564,378)
USD	84,830,564	CAD	111,310,000	Standard Chartered Bank	8/24/16	—	(434,972)
USD	94,568,595	EUR	84,317,298	Goldman Sachs International	8/24/16	223,103	—
USD	697,750	EUR	625,000	Goldman Sachs International	8/24/16	—	(1,584)
USD	192,999	EUR	175,471	Goldman Sachs International	8/24/16	—	(3,342)
USD	3,060,297	EUR	2,760,008	Goldman Sachs International	8/24/16	—	(27,970)
USD	2,278,143	EUR	2,070,851	Goldman Sachs International	8/24/16	—	(39,002)
USD	3,493,537	EUR	3,178,804	Goldman Sachs International	8/24/16	—	(63,335)
USD	753,063	LKR	112,018,151	Citibank, N.A.	8/29/16	—	(10,536)
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	—	(409,434)
USD	16,306,299	TRY	49,532,013	BNP Paribas	8/29/16	—	(165,896)
USD	12,170,677	TRY	36,952,000	JPMorgan Chase Bank, N.A.	8/29/16	—	(117,952)
USD	30,390,357	TRY	92,377,568	JPMorgan Chase Bank, N.A.	8/29/16	—	(330,407)
USD	13,003,218	TRY	39,727,431	Standard Chartered Bank	8/29/16	—	(208,399)
EUR	2,888,254	USD	3,290,963	Standard Chartered Bank	8/31/16	—	(58,330)
EUR	4,902,357	USD	5,547,752	Standard Chartered Bank	8/31/16	—	(60,865)
EUR	9,170,074	USD	10,417,663	Standard Chartered Bank	8/31/16	—	(154,199)
EUR	10,080,045	USD	11,453,602	Standard Chartered Bank	8/31/16	—	(171,667)
USD	100,759,185	EUR	88,587,291	Standard Chartered Bank	8/31/16	1,609,226	—
USD	17,801,427	TRY	53,850,208	Standard Chartered Bank	9/1/16	—	(94,299)
EUR	10,041,668	RSD	1,243,158,549	Citibank, N.A.	9/6/16	936	—
RSD	711,637,753	EUR	5,706,798	Citibank, N.A.	9/6/16	45,911	—
RSD	531,520,796	EUR	4,277,833	Citibank, N.A.	9/6/16	17,008	—
USD	3,536,926	AUD	4,904,047	BNP Paribas	9/6/16	—	(185,884)
USD	3,541,310	AUD	4,904,047	Goldman Sachs International	9/6/16	—	(181,499)
USD	19,696,669	AUD	26,520,000	Goldman Sachs International	9/6/16	—	(435,459)
USD	14,901,349	AUD	20,369,000	Goldman Sachs International	9/6/16	—	(561,370)
IDR	147,679,470,000	USD	10,833,294	BNP Paribas	9/7/16	389,829	—
IDR	110,756,895,000	USD	8,124,969	Deutsche Bank AG	9/7/16	292,168	—
IDR	81,249,709,000	USD	5,891,930	Deutsche Bank AG	9/7/16	282,764	—
IDR	37,347,780,000	USD	2,708,323	Deutsche Bank AG	9/7/16	129,977	—
IDR	37,293,620,000	USD	2,708,324	Standard Chartered Bank	9/7/16	125,861	—
SEK	180,920,000	EUR	19,464,019	Standard Chartered Bank	9/7/16	—	(612,111)
AUD	28,874,000	USD	21,715,269	Morgan Stanley & Co. International PLC	9/8/16	202,448	—
AUD	6,836,322	USD	5,141,393	Morgan Stanley & Co. International PLC	9/8/16	47,932	—
AUD	10,127,678	USD	7,714,810	Morgan Stanley & Co. International PLC	9/8/16	—	(27,077)
IDR	74,510,644,341	USD	5,510,123	BNP Paribas	9/8/16	151,565	—
IDR	74,510,635,000	USD	5,526,470	Deutsche Bank AG	9/8/16	135,217	—
IDR	54,965,428,459	USD	4,062,485	Standard Chartered Bank	9/8/16	114,060	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,985,586	AUD	5,382,000	Morgan Stanley & Co. International PLC	9/8/16	$—	$(99,790)
USD	5,650,204	AUD	7,695,257	Morgan Stanley & Co. International PLC	9/8/16	—	(191,123)
USD	7,948,045	AUD	10,770,000	Morgan Stanley & Co. International PLC	9/8/16	—	(227,262)
USD	25,155,332	AUD	34,204,000	Morgan Stanley & Co. International PLC	9/8/16	—	(808,289)
USD	18,692,094	ZAR	282,288,000	BNP Paribas	9/9/16	—	(1,491,842)
CNH	109,950,000	USD	16,622,572	Bank of America, N.A.	9/13/16	—	(56,998)
CNH	120,670,000	USD	18,202,251	Standard Chartered Bank	9/13/16	—	(21,553)
RSD	1,132,504,186	EUR	9,096,419	Citibank, N.A.	9/13/16	48,886	—
USD	16,664,646	CNH	109,950,000	Bank of America, N.A.	9/13/16	99,073	—
USD	18,288,598	CNH	120,670,000	Standard Chartered Bank	9/13/16	107,900	—
USD	78,039,760	SGD	105,500,000	BNP Paribas	9/13/16	—	(624,868)
USD	11,759,450	EUR	10,601,071	Goldman Sachs International	9/14/16	—	(113,188)
JPY	1,974,810,000	USD	18,932,125	Standard Chartered Bank	9/16/16	454,095	—
JPY	1,316,540,000	USD	12,833,025	Standard Chartered Bank	9/16/16	91,122	—
JPY	661,150,000	USD	6,444,585	Standard Chartered Bank	9/16/16	45,761	—
RSD	605,000,000	EUR	4,864,126	Deutsche Bank AG	9/16/16	19,069	—
USD	84,557,923	EUR	74,973,000	Standard Chartered Bank	9/16/16	584,301	—
USD	5,431,446	EUR	4,934,000	Standard Chartered Bank	9/16/16	—	(94,888)
USD	19,592,621	ZAR	294,457,500	BNP Paribas	9/19/16	—	(1,420,398)
USD	19,585,430	ZAR	305,542,500	BNP Paribas	9/19/16	—	(2,218,634)
CLP	18,536,899,000	USD	27,917,017	BNP Paribas	9/20/16	265,477	—
CLP	3,563,101,000	USD	5,370,160	BNP Paribas	9/20/16	46,985	—
USD	31,890,332	CLP	22,100,000,000	BNP Paribas	9/20/16	—	(1,709,307)
USD	42,230,237	EUR	37,680,000	Goldman Sachs International	9/20/16	18,819	—
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	69,216	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	23,262	—
RSD	356,410,497	EUR	2,857,227	Deutsche Bank AG	9/21/16	18,735	—
EUR	29,994,880	SEK	282,911,705	Standard Chartered Bank	9/28/16	457,926	—
SEK	89,611,000	EUR	9,517,870	Morgan Stanley & Co. International PLC	9/28/16	—	(164,241)
SEK	519,443,000	EUR	55,932,271	Standard Chartered Bank	9/28/16	—	(1,804,405)
USD	40,594,445	EUR	35,539,020	Goldman Sachs International	9/28/16	766,617	—
USD	38,474,628	EUR	33,686,880	Standard Chartered Bank	9/28/16	722,453	—
USD	2,629,194	PEN	9,168,000	BNP Paribas	9/29/16	—	(90,526)
USD	9,879,954	PEN	34,402,000	The Bank of Nova Scotia	9/29/16	—	(325,522)
USD	30,078,509	SGD	40,994,000	Standard Chartered Bank	9/29/16	—	(484,576)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	—	(32,702)
BRL	70,800,000	USD	21,185,553	BNP Paribas	10/4/16	217,744	—
EUR	7,604,078	USD	8,448,663	JPMorgan Chase Bank, N.A.	10/5/16	75,775	—
EUR	1,764,691	USD	1,968,578	JPMorgan Chase Bank, N.A.	10/5/16	9,702	—
USD	26,509,878	EUR	24,090,034	JPMorgan Chase Bank, N.A.	10/5/16	—	(495,894)
USD	78,325,380	EUR	70,665,265	JPMorgan Chase Bank, N.A.	10/5/16	—	(892,858)
GBP	3,952,143	USD	5,136,640	JPMorgan Chase Bank, N.A.	10/13/16	100,370	—
GBP	3,236,000	USD	4,205,862	JPMorgan Chase Bank, N.A.	10/13/16	82,183	—
GBP	6,107,857	USD	8,042,484	JPMorgan Chase Bank, N.A.	10/13/16	51,076	—
MYR	2,156,000	USD	540,215	BNP Paribas	10/13/16	—	(6,398)
MYR	3,449,600	USD	863,696	BNP Paribas	10/13/16	—	(9,588)
MYR	23,356,189	USD	5,853,681	BNP Paribas	10/13/16	—	(70,777)
MYR	88,034,865	USD	21,989,476	BNP Paribas	10/13/16	—	(192,373)
MYR	10,061,127	USD	2,517,800	Deutsche Bank AG	10/13/16	—	(26,702)
MYR	3,018,400	USD	755,734	Goldman Sachs International	10/13/16	—	(8,389)
MYR	25,152,819	USD	6,299,228	Standard Chartered Bank	10/13/16	—	(71,485)
TWD	114,800,000	USD	3,571,873	BNP Paribas	10/13/16	47,865	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	71,750,000	USD	2,233,115	BNP Paribas	10/13/16	$29,221	$—
TWD	47,810,000	USD	1,486,861	BNP Paribas	10/13/16	20,628	—
TWD	109,280,000	USD	3,400,124	Deutsche Bank AG	10/13/16	45,564	—
TWD	116,110,000	USD	3,610,947	Goldman Sachs International	10/13/16	50,097	—
TWD	100,450,000	USD	3,125,875	Goldman Sachs International	10/13/16	41,396	—
TWD	409,800,000	USD	12,749,197	JPMorgan Chase Bank, N.A.	10/13/16	172,133	—
USD	85,679,110	NZD	119,189,136	JPMorgan Chase Bank, N.A.	10/13/16	—	(124,322)
USD	116,029,255	SGD	156,307,070	Standard Chartered Bank	10/14/16	—	(491,958)
SEK	286,020,000	EUR	30,396,778	Goldman Sachs International	10/17/16	—	(540,724)
RUB	1,994,609,215	USD	30,908,600	Deutsche Bank AG	10/19/16	—	(1,269,796)
USD	61,273,864	EUR	55,334,782	Standard Chartered Bank	10/19/16	—	(795,015)
USD	27,833,536	RUB	1,796,167,636	Deutsche Bank AG	10/19/16	1,143,465	—
USD	5,930,632	SGD	8,039,268	Deutsche Bank AG	10/21/16	—	(62,015)
USD	29,379,956	SGD	39,826,000	Deutsche Bank AG	10/21/16	—	(307,220)
USD	7,136,798	SGD	9,675,000	Goldman Sachs International	10/21/16	—	(75,160)
USD	35,355,733	SGD	47,930,000	Goldman Sachs International	10/21/16	—	(372,343)
EUR	17,533,531	USD	19,527,006	Deutsche Bank AG	10/26/16	146,121	—
EUR	11,450,469	USD	12,715,746	Deutsche Bank AG	10/26/16	132,010	—
EUR	9,661,000	USD	10,728,541	Deutsche Bank AG	10/26/16	111,380	—
USD	16,384,370	RUB	1,088,495,627	BNP Paribas	10/26/16	236,203	—
USD	14,051,343	RUB	933,501,000	BNP Paribas	10/26/16	202,570	—
USD	18,626,920	RUB	1,237,051,000	Credit Suisse International	10/26/16	274,889	—
USD	15,974,568	RUB	1,060,903,000	Credit Suisse International	10/26/16	235,746	—
USD	7,711,398	EUR	6,912,642	Standard Chartered Bank	10/27/16	—	(45,113)
USD	13,074,574	EUR	11,721,586	Standard Chartered Bank	10/27/16	—	(77,939)
USD	14,353,351	EUR	12,908,328	Standard Chartered Bank	10/27/16	—	(130,777)
USD	25,170,123	EUR	22,728,410	Standard Chartered Bank	10/27/16	—	(332,885)
SEK	186,197,000	EUR	19,531,427	Goldman Sachs International	10/31/16	—	(62,524)
KES	304,227,000	USD	2,933,722	Citibank, N.A.	11/2/16	16,055	—
USD	11,685,410	PEN	39,666,125	BNP Paribas	11/2/16	—	(41,109)
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(245,957)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(307,452)
USD	5,611,295	PEN	20,369,000	Standard Chartered Bank	11/4/16	—	(409,358)
USD	5,451,298	PEN	19,850,903	Standard Chartered Bank	11/4/16	—	(416,216)
USD	7,702,692	THB	271,828,000	Deutsche Bank AG	11/10/16	—	(89,624)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/16	—	(49,209)
CNH	62,245,000	USD	9,355,648	Bank of America, N.A.	11/14/16	—	(5,679)
CNH	158,297,000	USD	23,800,266	Goldman Sachs International	11/14/16	—	(22,099)
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	44,085	—
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	106,886	—
USD	5,448,208	THB	193,030,000	Deutsche Bank AG	11/15/16	—	(85,048)
USD	1,029,805	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(16,076)
CNH	21,187,000	USD	3,193,122	Citibank, N.A.	11/18/16	—	(11,232)
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	165,430	—
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	45,433	—
USD	36,477,905	SGD	49,033,600	Bank of America, N.A.	11/21/16	—	(63,707)
USD	17,269,813	SGD	23,218,400	Deutsche Bank AG	11/21/16	—	(33,378)
CNH	165,856,000	USD	24,624,777	Standard Chartered Bank	11/30/16	268,199	—
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	87,701	—
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	209,780	—
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	—	(403,540)
USD	8,360,473	PEN	30,754,000	BNP Paribas	12/7/16	—	(703,774)
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	—	(70,224)
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	—	(216,417)
USD	11,723,341	PEN	39,578,000	BNP Paribas	12/21/16	72,497	—
USD	11,309,776	PEN	38,408,000	The Bank of Nova Scotia	12/21/16	3,353	—
TWD	242,088,000	USD	7,497,306	Deutsche Bank AG	1/12/17	154,718	—
TWD	179,748,000	USD	5,569,264	JPMorgan Chase Bank, N.A.	1/12/17	112,290	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	$—	$(328,495)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	—	(423,359)
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(309,528)
TWD	319,147,000	USD	9,873,070	BNP Paribas	1/17/17	215,968	—
TWD	318,529,000	USD	9,864,633	BNP Paribas	1/17/17	204,869	—
TWD	320,336,000	USD	9,942,148	Citibank, N.A.	1/17/17	184,478	—
TWD	295,071,000	USD	9,135,325	Deutsche Bank AG	1/17/17	192,611	—
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(597,929)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(626,745)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(598,025)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(596,267)
TWD	340,010,000	USD	10,552,762	BNP Paribas	1/19/17	196,362	—
TWD	311,668,000	USD	9,668,621	Goldman Sachs International	1/19/17	184,496	—
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(689,657)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(668,582)
TWD	311,360,000	USD	9,636,645	Bank of America, N.A.	1/26/17	208,511	—
TWD	344,600,000	USD	10,663,778	BNP Paribas	1/26/17	232,421	—
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	—	(574,350)
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(629,552)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	271,917	—
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	251,581	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(853,036)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(751,195)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	75,386	—
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	197,847	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	143,140	—
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	193,844	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	169,155	—
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(607,703)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(679,110)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(252,794)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(497,812)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	207,460	—
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	249,686	—
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	—	(630,810)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(608,455)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(201,830)
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	156,440	—
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	65,804	—
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	145,927	—
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	94,148	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	14,816	—
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	111,210	—
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	69,927	—
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	167,023	—
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	193,039	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	290,089	—
CNH	74,405,000	USD	10,958,027	Goldman Sachs International	3/22/17	140,964	—
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	215,555	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	191,601	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	279,697	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	32,325	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	36,106	—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	112,929	—
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	163,262	—
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	360,725	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	248,652	—
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	207,370	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	$—	$(77,084)
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(31,995)
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	70,849	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	60,461	—
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	40,129	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	39,797	—
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	—	(37,243)
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	98,429	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	75,468	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	294,045	—
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(692,134)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(502,537)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(887,677)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	1,242	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(1,268)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(31,914)

						$28,999,144	$(60,782,786)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	724	Long	Oct-16	$316,946	$28,960	$(287,986)
High Grade Copper	110	Short	Sep-16	(5,869,875)	(6,109,125)	(239,250)
High Grade Copper	292	Short	Mar-17	(15,263,387)	(16,348,350)	(1,084,963)
Platinum	232	Long	Oct-16	11,494,440	13,346,960	1,852,520
WTI Crude Oil	533	Short	Aug-16	(24,658,176)	(22,172,800)	2,485,376
Equity Futures
E-mini S&P 500 Index	387	Short	Sep-16	(39,998,346)	(41,954,670)	(1,956,324)
Nikkei 225 Index	31	Long	Sep-16	2,538,900	2,535,800	(3,100)
TOPIX Index	60	Short	Sep-16	(7,418,393)	(7,694,381)	(275,988)
Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Sep-16	745,390	734,259	(11,131)
U.S. 5-Year Deliverable Interest Rate Swap	1,365	Short	Sep-16	(141,811,631)	(142,621,172)	(809,541)
U.S. 10-Year Deliverable Interest Rate Swap	1,662	Short	Sep-16	(176,434,249)	(179,885,531)	(3,451,282)
U.S. 30-Year Deliverable Interest Rate Swap	19	Short	Sep-16	(2,217,656)	(2,363,125)	(145,469)

						$(3,927,138)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.26%	9/29/25	$97,367
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.29	10/1/25	129,200
CME Group, Inc.	MXN	392,148		Pays	Mexico Interbank TIIE 28 Day	6.24	10/2/25	126,350
CME Group, Inc.	MXN	602,100		Pays	Mexico Interbank TIIE 28 Day	6.09	6/30/26	(276,167)
CME Group, Inc.	MXN	1,078,300		Pays	Mexico Interbank TIIE 28 Day	6.13	6/30/26	(316,664)
CME Group, Inc.(1)	MXN	113,574		Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(12,049)
CME Group, Inc.(1)	MXN	202,418		Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(17,392)
LCH.Clearnet(1)	EUR	169,780		Receives	6-month Euro Interbank Offered Rate	0.50 (2)	9/21/21	(1,103,093)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00 (2)	6/15/26	(7)
LCH.Clearnet(1)	EUR	31,760		Receives	6-month Euro Interbank Offered Rate	1.00 (2)	9/21/26	(764,081)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92	7/28/26	731
LCH.Clearnet(1)	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94	8/1/26	(9,214)
LCH.Clearnet	JPY	347,850		Receives	6-month JPY-LIBOR-BBA	(0.22)	7/14/46	99,098
LCH.Clearnet	JPY	695,720		Receives	6-month JPY-LIBOR-BBA	(0.25)	7/15/46	151,647
LCH.Clearnet	JPY	1,875,690		Receives	6-month JPY-LIBOR-BBA	(0.24)	7/15/46	429,418
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill	4.96	4/29/24	2,892,217
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill	3.77	3/5/25	1,026,628
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill	4.05	6/16/25	1,120,360
LCH.Clearnet	NZD	18,894		Pays	3-month NZD Bank Bill	4.05	6/16/25	1,844,851
LCH.Clearnet	NZD	23,462		Pays	3-month NZD Bank Bill	3.92	6/25/25	2,111,821
LCH.Clearnet	PLN	43,620		Pays	6-month PLN WIBOR	2.23	7/28/26	9,048
LCH.Clearnet(1)	PLN	31,466		Pays	6-month PLN WIBOR	2.22	8/1/26	992
LCH.Clearnet	USD	6,090		Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	201,943
LCH.Clearnet	USD	11,560		Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	374,984
LCH.Clearnet	USD	6,478		Pays	3-month USD-LIBOR-BBA	1.75	7/31/20	191,998
LCH.Clearnet	USD	8,225		Pays	3-month USD-LIBOR-BBA	1.78	7/31/20	255,247
LCH.Clearnet	USD	12,230		Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	341,180
LCH.Clearnet	USD	15,290		Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	426,540
LCH.Clearnet	USD	16,334		Pays	3-month USD-LIBOR-BBA	1.74	8/12/20	590,733
LCH.Clearnet	USD	17,380		Pays	3-month USD-LIBOR-BBA	1.62	8/14/20	538,216
LCH.Clearnet	USD	8,898		Pays	3-month USD-LIBOR-BBA	1.68	8/17/20	298,098
LCH.Clearnet	USD	9,533		Pays	3-month USD-LIBOR-BBA	1.68	8/17/20	319,371
LCH.Clearnet	USD	19,667		Pays	3-month USD-LIBOR-BBA	1.69	8/17/20	666,756
LCH.Clearnet	USD	32,698		Pays	3-month USD-LIBOR-BBA	1.70	8/19/20	1,120,301
LCH.Clearnet(1)	USD	4,628		Pays	3-month USD-LIBOR-BBA	1.56	8/22/20	100,502
LCH.Clearnet(1)	USD	9,452		Pays	3-month USD-LIBOR-BBA	1.56	8/22/20	207,129
LCH.Clearnet(1)	USD	19,470		Pays	3-month USD-LIBOR-BBA	1.55	8/22/20	418,965
LCH.Clearnet	USD	33,453		Pays	3-month USD-LIBOR-BBA	1.57	9/17/20	935,979
LCH.Clearnet	USD	9,840		Pays	3-month USD-LIBOR-BBA	1.65	9/18/20	312,441
LCH.Clearnet	USD	24,270		Pays	3-month USD-LIBOR-BBA	1.65	9/18/20	769,276
LCH.Clearnet	USD	1,310		Pays	3-month USD-LIBOR-BBA	1.55	9/23/20	35,356
LCH.Clearnet	USD	1,310		Pays	3-month USD-LIBOR-BBA	1.54	9/23/20	35,137
LCH.Clearnet	USD	9,330		Pays	3-month USD-LIBOR-BBA	1.43	10/28/20	195,811
LCH.Clearnet	USD	9,330		Pays	3-month USD-LIBOR-BBA	1.42	10/28/20	194,774
LCH.Clearnet	USD	9,620		Pays	3-month USD-LIBOR-BBA	1.38	10/29/20	183,229
LCH.Clearnet	USD	15,830		Pays	3-month USD-LIBOR-BBA	1.52	11/4/20	372,130
LCH.Clearnet	USD	9,622		Pays	3-month USD-LIBOR-BBA	1.54	11/5/20	233,646
LCH.Clearnet	USD	9,622		Pays	3-month USD-LIBOR-BBA	1.53	11/5/20	230,438
LCH.Clearnet	USD	19,245		Pays	3-month USD-LIBOR-BBA	1.53	11/5/20	459,831
LCH.Clearnet	USD	9,312		Pays	3-month USD-LIBOR-BBA	1.56	11/9/20	231,867
LCH.Clearnet	USD	12,726		Pays	3-month USD-LIBOR-BBA	1.67	11/12/20	380,105
LCH.Clearnet	USD	1,952		Pays	3-month USD-LIBOR-BBA	1.12	2/23/21	14,748

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11%		2/23/21	$50,621
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	67,055
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	132,811
LCH.Clearnet	USD	6,634	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	60,143
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	250,423
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	64,107
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	47,190
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	69,197
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	83,373
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	82,143
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	73,546
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(39,575)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(32,458)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(34,709)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(39,380)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	628,310
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	727,722
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	136,044
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	185,183
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	318,616
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	315,021
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66		5/9/26	97,397
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	283,844
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	87,427
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	171,705
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	650,879
LCH.Clearnet	USD	18,690	Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	83,608
LCH.Clearnet	USD	28,034	Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	140,218
LCH.Clearnet	USD	20,846	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	(42,052)
LCH.Clearnet(1)	USD	7,090	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(402,881)

								$22,393,320

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	142,596	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(76,217)
Bank of America, N.A.	CNY	274,270	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(45,287)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	435,851
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	337,752
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	240,681
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	4,160

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	297,990	Pays	7-day China Fixing Repo Rates	2.50%	5/6/18	$66,395
BNP Paribas	CNY	678,660	Pays	7-day China Fixing Repo Rates	2.54	5/17/18	231,718
BNP Paribas	CNY	136,490	Pays	7-day China Fixing Repo Rates	2.58	5/23/18	60,940
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,392,931
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,084,726
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,588,566
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,025,934
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(231,624)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(240,959)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(257,284)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(70,128)
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(67,706)
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(63,509)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	9,107
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	11,633
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	8,226
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	5,427
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	11,323
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	17,339
Deutsche Bank AG	CNY	358,058	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(186,804)
Deutsche Bank AG	CNY	283,800	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	73,249
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	84,161
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(60,207)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(156,634)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	463,721
Deutsche Bank AG	SAR	25,680	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	159,826
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	294,813
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(76,194)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51%	6/15/21	$(76,920)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(100,391)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(78,872)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(288,705)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(202,090)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(205,821)
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	9,107
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	23,149
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	8,353
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	6,894
Goldman Sachs International	CNY	402,790	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(51,668)
Goldman Sachs International	CNY	164,600	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	31,855
Goldman Sachs International	CNY	265,180	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	106,768
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,097,338
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	238,094
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	390,496
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	250,734
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	294,622
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	255,164
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	275,066
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	215,265
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(75,495)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(147,779)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	733,142
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	615,767
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	291,199
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	185,627
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	264,067

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58%	11/5/20	$137,584
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	293,989
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	188,937
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	556,310
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	331,490
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	672,145
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	412,504
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	338,893
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	23,149
JPMorgan Chase Bank, N.A.	CNY	269,115	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(36,585)
JPMorgan Chase Bank, N.A.	CNY	273,870	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	62,668
JPMorgan Chase Bank, N.A.	CNY	318,430	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	72,865
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	887,064
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	468,358
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	13,264
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	32,423
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	6,298
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,516
Standard Chartered Bank	CNY	415,125	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(221,883)
Standard Chartered Bank	CNY	292,320	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	75,448

							$16,460,329

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.60%	$(70,138)	$85,360	$15,222
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	2.35	(470,424)	477,777	7,353

Total		$10,840					$(540,562)	$563,137	$22,575

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Colombia	ICE Clear Credit	$42,847	1.00	%(1)	6/20/21	$1,822,181	$(2,557,434)	$(735,253)
Italy	ICE Clear Credit	68,913	1.00	(1)	6/20/21	981,621	(1,112,791)	(131,170)
Mexico	ICE Clear Credit	32,190	1.00	(1)	6/20/21	721,384	(1,143,362)	(421,978)
South Africa	ICE Clear Credit	76,950	1.00	(1)	6/20/21	5,184,332	(7,335,805)	(2,151,473)

Total						$8,709,518	$(12,149,392)	$(3,439,874)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	0.75%	$161,277	$189,266	$350,543
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	0.75	134,358	93,449	227,807
Abu Dhabi	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	0.75	47,590	49,632	97,222
Abu Dhabi	Barclays Bank PLC	4,640	1.00	(1)	6/20/21	0.81	46,816	(21,518)	25,298
Abu Dhabi	BNP Paribas	3,460	1.00	(1)	6/20/21	0.81	34,823	(7,989)	26,834
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	0.75	95,661	79,530	175,191
Abu Dhabi	Goldman Sachs International	1,360	1.00	(1)	12/20/20	0.75	16,344	22,627	38,971
Abu Dhabi	Goldman Sachs International	3,410	1.00	(1)	6/20/21	0.81	34,406	(17,418)	16,988
Abu Dhabi	HSBC Bank USA, N.A.	9,005	1.00	(1)	6/20/21	0.81	90,857	(33,370)	57,487
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.35	2,475	20,263	22,738
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	0.64	8,520	10,659	19,179
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	2.58	(224,601)	252,681	28,080
Indonesia	BNP Paribas	13,919	1.00	(1)	6/20/21	1.65	(399,215)	529,452	130,237
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	1.53	(197,954)	418,753	220,799
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	1.53	(152,532)	286,615	134,083
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	1.53	(99,083)	217,057	117,974
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	1.53	(99,083)	219,908	120,825
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	1.53	(93,378)	196,998	103,620
Kazakhstan	Barclays Bank PLC	5,400	1.00	(1)	6/20/20	2.00	(195,844)	276,499	80,655
Kazakhstan	Barclays Bank PLC	4,450	1.00	(1)	6/20/20	2.00	(161,390)	221,965	60,575
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	2.14	(692,795)	1,116,735	423,940
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	373,134	142,202
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	372,942	142,010
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	363,610	132,678
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	353,657	122,725
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.14	(230,932)	353,301	122,369
Kazakhstan	Barclays Bank PLC	3,750	1.00	(1)	6/20/21	2.24	(209,142)	310,649	101,507
Kazakhstan	Goldman Sachs International	2,130	1.00	(1)	6/20/21	2.24	(118,793)	131,515	12,722
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	12/20/20	2.14	(146,873)	208,289	61,416
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	6/20/21	2.24	(177,353)	252,779	75,426

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Kazakhstan	Morgan Stanley & Co. International PLC	$2,330	1.00	%(1)	6/20/21	2.24%	$(129,947)	$154,701	$24,754
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.24	(187,392)	211,243	23,851
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.24	(187,392)	204,972	17,580
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	1.97	(370)	6,096	5,726
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.88	28,602	9,983	38,585
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.88	31,542	9,635	41,177
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.66	(120,070)	92,344	(27,726)
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.66	(122,739)	94,506	(28,233)
Saudi Arabia	Barclays Bank PLC	2,390	1.00	(1)	6/20/21	1.75	(80,183)	56,895	(23,288)
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.66	(84,316)	72,357	(11,959)
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.66	(84,104)	67,105	(16,999)
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.66	(133,678)	102,716	(30,962)
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.66	(333,529)	256,572	(76,957)
Saudi Arabia	Citibank, N.A.	3,270	1.00	(1)	6/20/21	1.75	(109,706)	79,554	(30,152)
Saudi Arabia	Citibank, N.A.	3,280	1.00	(1)	6/20/21	1.75	(110,042)	79,866	(30,176)
Saudi Arabia	Citibank, N.A.	8,190	1.00	(1)	6/20/21	1.75	(274,769)	202,740	(72,029)
Saudi Arabia	Deutsche Bank AG	3,140	1.00	(1)	12/20/20	1.66	(83,783)	64,332	(19,451)
Saudi Arabia	Goldman Sachs International	3,780	1.00	(1)	6/20/21	1.75	(126,816)	91,925	(34,891)
Saudi Arabia	Goldman Sachs International	9,733	1.00	(1)	6/20/21	1.75	(326,536)	245,637	(80,899)
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.66	(115,535)	93,950	(21,585)
Saudi Arabia	JPMorgan Chase Bank, N.A.	3,230	1.00	(1)	6/20/21	1.75	(108,364)	80,104	(28,260)
Saudi Arabia	Nomura International PLC	9,030	1.00	(1)	6/20/21	1.75	(302,950)	227,592	(75,358)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.83	154,364	253,049	407,413
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.76	42,900	40,118	83,018
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	2.31	(545,055)	580,241	35,186
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.42	(727,584)	856,245	128,661
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.93	(1,283,119)	447,767	(835,352)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	1.10	(1,766)	78,267	76,501
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.49	(196,181)	235,623	39,442
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.49	(117,846)	133,786	15,940
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.49	(92,450)	107,067	14,617
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	2.31	(683,148)	598,936	(84,212)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	2.31	(580,227)	601,025	20,798
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.93	(775,552)	338,608	(436,944)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.49	(287,443)	332,891	45,448

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$21,477	1.00	%(1)	9/20/18	1.49%	$(196,196)	$238,430	$42,234
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.49	(117,846)	137,770	19,924
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.49	(58,466)	71,413	12,947
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.49	(39,282)	47,238	7,956
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.49	(38,368)	42,697	4,329
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	2.31	(382,412)	351,990	(30,422)

Total		$514,352					$(12,337,323)	$14,839,656	$2,502,333

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(15,053)	$(4,354)	$(19,407)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(19,296)	(12,552)	(31,848)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(10,758)	(10,711)	(21,469)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(37,940)	(23,052)	(60,992)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(62,669)	(34,652)	(97,321)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(23,013)	(12,093)	(35,106)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(26,745)	(14,054)	(40,799)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(111,942)	51,488	(60,454)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(4,641)	(37,334)	(41,975)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(2,834)	(118,700)	(121,534)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	28,618	(54,926)	(26,308)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(3,481)	(27,666)	(31,147)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(11,603)	(94,353)	(105,956)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(2,915)	(57,626)	(60,541)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(666)	(28,360)	(29,026)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(909)	(45,093)	(46,002)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(3,993)	(195,623)	(199,616)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	12,511	(21,812)	(9,301)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	5,740	(8,729)	(2,989)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	44,595	(69,447)	(24,852)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(4,641)	(36,985)	(41,626)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Goldman Sachs International	$3,000	1.00	%(1)	3/20/19	$31,417	$(114,165)	$(82,748)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	83,508	(143,745)	(60,237)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	129,797	(223,650)	(93,853)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	77,396	(120,931)	(43,535)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(4,300)	(85,008)	(89,308)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(1,097)	(54,475)	(55,572)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	(5,408)	(9,713)	(15,121)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(3,214)	(24,777)	(27,991)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(3,701)	(30,511)	(34,212)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(46,873)	(52,675)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(47,780)	(53,582)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(1,929)	(38,503)	(40,432)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(4,667)	(83,918)	(88,585)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(832)	(43,133)	(43,965)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(1,789)	(84,915)	(86,704)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(1,965)	(104,223)	(106,188)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(10,056)	(143,302)	(153,358)
Italy	Bank of America, N.A.	9,870	1.00	(1)	6/20/21	79,388	(171,435)	(92,047)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	201,708	(234,702)	(32,994)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	201,708	(234,787)	(33,079)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,881,196	(2,005,534)	(124,338)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(117,847)	100,241	(17,606)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(109,235)	85,937	(23,298)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(36,776)	11,710	(25,066)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	76,897	(72,395)	4,502
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	40,472	(45,411)	(4,939)
Mexico	Barclays Bank PLC	3,300	1.00	(1)	6/20/23	193,351	(79,976)	113,375
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	50,590	(48,907)	1,683

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Credit Suisse International	$8,100	1.00	%(1)	12/20/16	$(38,594)	$(17,290)	$(55,884)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(63,428)	54,743	(8,685)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(71,679)	64,705	(6,974)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(38,593)	35,234	(3,359)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(4,816)	7,847	3,031
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(4,816)	7,392	2,576
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(86,784)	76,577	(10,207)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(10,670)	9,751	(919)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(1,349)	(65,932)	(67,281)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(3,809)	(139,585)	(143,394)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(4,572)	(216,702)	(221,274)
Qatar	Barclays Bank PLC	6,080	1.00	(1)	6/20/21	19,890	8,326	28,216
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	28,781	15,282	44,063
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	165,553	4,727	170,280
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	77,603	12,417	90,020
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(4,807)	5,536	729
Qatar	BNP Paribas	6,080	1.00	(1)	6/20/21	19,890	(28,423)	(8,533)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(18,016)	27,154	9,138
Qatar	Citibank, N.A.	2,030	1.00	(1)	6/20/21	6,641	(4,764)	1,877
Qatar	Citibank, N.A.	3,945	1.00	(1)	6/20/21	12,905	(20,224)	(7,319)
Qatar	Citibank, N.A.	2,694	1.00	(1)	6/20/21	8,812	(20,026)	(11,214)
Qatar	Citibank, N.A.	6,690	1.00	(1)	6/20/21	21,885	(45,312)	(23,427)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(15,518)	16,843	1,325
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(4,807)	5,217	410
Qatar	Deutsche Bank AG	3,940	1.00	(1)	6/20/21	12,889	(18,378)	(5,489)
Qatar	Deutsche Bank AG	4,030	1.00	(1)	6/20/21	13,183	(31,919)	(18,736)
Qatar	Deutsche Bank AG	8,040	1.00	(1)	6/20/21	26,302	(50,616)	(24,314)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(14,760)	15,618	858
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(29,609)	26,373	(3,236)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(463)	(28,185)	(28,648)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(2,712)	(112,224)	(114,936)
Qatar	Goldman Sachs International	4,140	1.00	(1)	6/20/21	13,543	1,818	15,361
Qatar	Goldman Sachs International	3,873	1.00	(1)	6/20/21	12,670	(21,679)	(9,009)
Qatar	Goldman Sachs International	6,070	1.00	(1)	6/20/21	19,857	(33,997)	(14,140)
Qatar	Goldman Sachs International	8,050	1.00	(1)	6/20/21	26,334	(63,764)	(37,430)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	49,735	(5,301)	44,434
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	51,849	1,205	53,054

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$580	1.00	%(1)	3/20/19	$(5,157)	$5,150	$(7)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(4,549)	7,421	2,872
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(9,204)	11,171	1,967
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(13,556)	14,283	727
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(5,513)	5,034	(479)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(13,693)	12,898	(795)
Qatar	Nomura International PLC	6,080	1.00	(1)	6/20/21	19,890	16,886	36,776
Qatar	Nomura International PLC	5,615	1.00	(1)	6/20/21	18,369	(23,596)	(5,227)
Qatar	Nomura International PLC	5,620	1.00	(1)	6/20/21	18,385	(36,585)	(18,200)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	161,240	15,005	176,245
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	130,258	(14,068)	116,190
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,522,518	(1,267,303)	1,255,215
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,403,102	(636,501)	766,601
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	718,803	(454,361)	264,442
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	479,202	(229,863)	249,339
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	297,105	(161,249)	135,856
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	297,105	(165,675)	131,430
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	451,341	(462,677)	(11,336)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,046,386	(2,330,957)	(284,571)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	2,454,742	(2,797,716)	(342,974)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	4,020,005	(4,384,431)	(364,426)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	354,609	(232,752)	121,857
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	546,290	(343,187)	203,103
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	465,784	(293,871)	171,913
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,437,605	(907,514)	530,091
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	294,230	(179,903)	114,327
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	268,806	(164,170)	104,636
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	723,045	(402,422)	320,623
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	253,878	(148,899)	104,979
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	95,840	(47,566)	48,274
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	768,845	(462,122)	306,723

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Bank of America, N.A.	$2,400	1.00	%(1)	9/20/20	$(28,682)	$(110,594)	$(139,276)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(28,933)	(97,741)	(126,674)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(12,773)	(49,117)	(61,890)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(45,286)	(177,420)	(222,706)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(37,157)	(208,791)	(245,948)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(54,708)	(241,370)	(296,078)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(54,708)	(271,883)	(326,591)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(35,518)	(559,742)	(595,260)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(24,813)	(158,204)	(183,017)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(54,708)	(263,541)	(318,249)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(40,641)	(182,605)	(223,246)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(62,627)	(1,750,597)	(1,813,224)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(35,516)	(24,153)	(59,669)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(84,854)	1,074	(83,780)

Total						$22,283,423	$(25,682,647)	$(3,399,224)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $525,192,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation
JPMorgan Chase Bank, N.A.	9.29% on TRY 36,952,000 plus USD 12,247,928	3-month USD-LIBOR-BBA on USD 12,247,928 plus TRY 36,952,000	8/2/16/ 8/2/23	$137,872
JPMorgan Chase Bank, N.A.	9.32% on TRY 92,377,000 plus USD 30,588,411	3-month USD-LIBOR-BBA on USD 30,588,411 plus TRY 92,377,000	8/1/16/ 8/1/23	414,456

				$552,328

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $21,187,656 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	431	$414,214	$60,759	$34,615,954
Options written	—	162,883	—	4,557,837
Options terminated in closing purchase transactions	(221)	(122,293)	(60,759)	(17,127,840)
Options exercised	—	(79,744)	—	(4,105,800)
Options expired	(210)	(227,994)	—	(7,695,785)

Outstanding, end of period	—	$147,066	$—	$10,244,366

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$160,678	$(1,573,505)
Commodity	Futures Contracts*	4,337,896	(1,612,199)
Commodity	Options Purchased	35,750	—

Total		$4,534,324	$(3,185,704)

Credit	Credit Default Swaps	$24,943,875	$(14,997,775)
Credit	Credit Default Swaps (Centrally Cleared)*	22,575	(3,439,874)

Total		$24,966,450	$(18,437,649)

Equity Price	Futures Contracts*	$—	$(2,235,412)
Equity Price	Options Purchased	5,067,693	—

Total		$5,067,693	$(2,235,412)

Foreign Exchange	Currency Options Purchased	$13,506,464	$—
Foreign Exchange	Currency Options Written	—	(8,441,563)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	28,999,144	(60,782,786)

Total		$42,505,608	$(69,224,349)

Interest Rate	Cross-Currency Swaps	$552,328	$—
Interest Rate	Futures Contracts*	—	(4,417,423)
Interest Rate	Interest Rate Swaps	19,479,091	(3,018,762)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	25,483,042	(3,089,722)

Total		$45,514,461	$(10,525,907)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,074,216,694

Gross unrealized appreciation	$56,186,425
Gross unrealized depreciation	(44,373,230)

Net unrealized appreciation	$11,813,195

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,712,221,384	$—	$1,712,221,384
Foreign Corporate Bonds	—	55,608,154	—	55,608,154
Sovereign Loans	—	14,383,950	17,218,877	31,602,827
Collateralized Mortgage Obligations	—	13,549,426	—	13,549,426
Common Stocks	34,701,517	14,278,880 **	—	48,980,397
Currency Options Purchased	—	13,506,464	—	13,506,464
Call Options Purchased	35,750	5,067,693	—	5,103,443
Short-Term Investments —
Foreign Government Securities	—	30,840,038	—	30,840,038
U.S. Treasury Obligations	—	55,486,994	—	55,486,994
Repurchase Agreements	—	5,399,942	—	5,399,942
Other	—	79,848,717	—	79,848,717
Total Investments	$34,737,267	$2,000,191,642	$17,218,877	$2,052,147,786
Forward Commodity Contracts	$—	$160,678	$—	$160,678
Forward Foreign Currency Exchange Contracts	—	28,999,144	—	28,999,144
Futures Contracts	4,337,896	—	—	4,337,896
Swap Contracts	—	79,167,854	—	79,167,854
Total	$39,075,163	$2,108,519,318	$17,218,877	$2,164,813,358

Liability Description
Currency Options Written	$—	$(8,441,563)	$—	$(8,441,563)
Securities Sold Short	—	(5,095,157)	—	(5,095,157)
Forward Commodity Contracts	—	(1,573,505)	—	(1,573,505)
Forward Foreign Currency Exchange Contracts	—	(60,782,786)	—	(60,782,786)
Futures Contracts	(7,989,046)	(275,988)	—	(8,265,034)
Swap Contracts	—	(21,646,821)	—	(21,646,821)
Total	$(7,989,046)	$(97,815,820)	$—	$(105,804,866)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016